Information Concerning Guarantor and Non-Guarantor Subsidiaries - Condensed Consolidating Statement of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) continuing operating activities	$ (8,987)	$ 79,099
Net cash provided by discontinued operating activities	79	51
Net cash provided by (used in) operating activities	(8,908)	79,150
Purchases of property and equipment	(15,181)	(58,788)
Increase in restricted cash and cash equivalents	(8,273)
Collection of notes receivable		2,870
Other investing activities	226	424
Net cash used in investing activities - continuing operations	(23,228)	(55,494)
Net cash used in investing activities - discontinued operations
Net cash used in investing activities	(23,228)	(55,494)
Net borrowings (repayments) under credit facility	(82,000)	(45,000)
Issuance of senior notes	350,000
Early redemption of senior notes	(152,180)
Deferred financing costs paid	(15,395)
Repurchase of Company stock for retirement	(100,028)
Payment of dividend	(25,823)
Proceeds from exercise of stock option and purchase plans	5,145	6,833
Excess tax benefit from stock-based compensation	4
Other financing activities, net	(357)	(373)
Net cash provided by (used in) financing activities - continuing operations	(20,634)	(38,540)
Net cash used in financing activities - discontinued operations
Net cash provided by (used in) financing activities	(20,634)	(38,540)
Net change in cash and cash equivalents	(52,770)	(14,884)
Cash and cash equivalents - unrestricted, beginning of period	97,170	44,388
Cash and cash equivalents - unrestricted, end of period	44,400	29,504
Parent Guarantor [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) continuing operating activities	272,882	32,717
Net cash provided by discontinued operating activities
Net cash provided by (used in) operating activities	272,882	32,717
Purchases of property and equipment		(6,269)
Increase in restricted cash and cash equivalents
Collection of notes receivable
Other investing activities
Net cash used in investing activities - continuing operations		(6,269)
Net cash used in investing activities - discontinued operations
Net cash used in investing activities		(6,269)
Net borrowings (repayments) under credit facility		(45,000)
Issuance of senior notes
Early redemption of senior notes	(152,180)
Deferred financing costs paid
Repurchase of Company stock for retirement	(100,028)
Payment of dividend	(25,823)
Proceeds from exercise of stock option and purchase plans	5,145	6,833
Excess tax benefit from stock-based compensation	4
Other financing activities, net
Net cash provided by (used in) financing activities - continuing operations	(272,882)	(38,167)
Net cash used in financing activities - discontinued operations
Net cash provided by (used in) financing activities	(272,882)	(38,167)
Net change in cash and cash equivalents		(11,719)
Cash and cash equivalents - unrestricted, beginning of period		37,562
Cash and cash equivalents - unrestricted, end of period		25,843
Issuer [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) continuing operating activities	(251,957)
Net cash provided by discontinued operating activities
Net cash provided by (used in) operating activities	(251,957)
Purchases of property and equipment
Increase in restricted cash and cash equivalents
Collection of notes receivable
Other investing activities
Net cash used in investing activities - continuing operations
Net cash used in investing activities - discontinued operations
Net cash used in investing activities
Net borrowings (repayments) under credit facility	(82,000)
Issuance of senior notes	350,000
Early redemption of senior notes
Deferred financing costs paid	(15,395)
Repurchase of Company stock for retirement
Payment of dividend
Proceeds from exercise of stock option and purchase plans
Excess tax benefit from stock-based compensation
Other financing activities, net
Net cash provided by (used in) financing activities - continuing operations	252,605
Net cash used in financing activities - discontinued operations
Net cash provided by (used in) financing activities	252,605
Net change in cash and cash equivalents	648
Cash and cash equivalents - unrestricted, beginning of period
Cash and cash equivalents - unrestricted, end of period	648
Guarantors [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) continuing operating activities	1,316
Net cash provided by discontinued operating activities
Net cash provided by (used in) operating activities	1,316
Purchases of property and equipment	(721)
Increase in restricted cash and cash equivalents
Collection of notes receivable
Other investing activities
Net cash used in investing activities - continuing operations	(721)
Net cash used in investing activities - discontinued operations
Net cash used in investing activities	(721)
Net borrowings (repayments) under credit facility
Issuance of senior notes
Early redemption of senior notes
Deferred financing costs paid
Repurchase of Company stock for retirement
Payment of dividend
Proceeds from exercise of stock option and purchase plans
Excess tax benefit from stock-based compensation
Other financing activities, net
Net cash provided by (used in) financing activities - continuing operations
Net cash used in financing activities - discontinued operations
Net cash provided by (used in) financing activities
Net change in cash and cash equivalents	595
Cash and cash equivalents - unrestricted, beginning of period	(595)
Cash and cash equivalents - unrestricted, end of period
Non-Guarantors [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) continuing operating activities	(31,228)	46,382
Net cash provided by discontinued operating activities	79	51
Net cash provided by (used in) operating activities	(31,149)	46,433
Purchases of property and equipment	(14,460)	(52,519)
Increase in restricted cash and cash equivalents	(8,273)
Collection of notes receivable		2,870
Other investing activities	226	424
Net cash used in investing activities - continuing operations	(22,507)	(49,225)
Net cash used in investing activities - discontinued operations
Net cash used in investing activities	(22,507)	(49,225)
Net borrowings (repayments) under credit facility
Issuance of senior notes
Early redemption of senior notes
Deferred financing costs paid
Repurchase of Company stock for retirement
Payment of dividend
Proceeds from exercise of stock option and purchase plans
Excess tax benefit from stock-based compensation
Other financing activities, net	(357)	(373)
Net cash provided by (used in) financing activities - continuing operations	(357)	(373)
Net cash used in financing activities - discontinued operations
Net cash provided by (used in) financing activities	(357)	(373)
Net change in cash and cash equivalents	(54,013)	(3,165)
Cash and cash equivalents - unrestricted, beginning of period	97,765	6,826
Cash and cash equivalents - unrestricted, end of period	43,752	3,661
Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) continuing operating activities
Net cash provided by discontinued operating activities
Net cash provided by (used in) operating activities
Purchases of property and equipment
Increase in restricted cash and cash equivalents
Collection of notes receivable
Other investing activities
Net cash used in investing activities - continuing operations
Net cash used in investing activities - discontinued operations
Net cash used in investing activities
Net borrowings (repayments) under credit facility
Issuance of senior notes
Early redemption of senior notes
Deferred financing costs paid
Repurchase of Company stock for retirement
Payment of dividend
Proceeds from exercise of stock option and purchase plans
Excess tax benefit from stock-based compensation
Other financing activities, net
Net cash provided by (used in) financing activities - continuing operations
Net cash used in financing activities - discontinued operations
Net cash provided by (used in) financing activities
Net change in cash and cash equivalents
Cash and cash equivalents - unrestricted, beginning of period
Cash and cash equivalents - unrestricted, end of period